FAIR VALUES - Summary of Assets and Liabilities Recorded at Amortized Cost (Detail) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	$ 34,813,628,193	$ 35,304,482,204
Total Liabilities	28,063,242,820	28,721,128,962
Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	3,356,204,140	3,414,462,015
Total Liabilities	61,842,719	9,777,215
Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	1,146,951,893	1,224,612,665
Total Liabilities	19,304,382	8,329,699
Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	76,167,348	95,097,094	$ 95,097,094	$ 16,965,707
Total Liabilities	0	0
Deposits
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Liabilities	19,220,849,572
Deposits | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	19,221,430,554
Deposits | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Deposits | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Deposits | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	19,221,430,554
Repurchase Transactions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Liabilities	111,695,652
Repurchase Transactions | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	111,695,652
Repurchase Transactions | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	111,695,652
Repurchase Transactions | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Repurchase Transactions | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Financing from the Argentine Central Bank and Other Financial Institutions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Liabilities	517,648,489
Financing from the Argentine Central Bank and Other Financial Institutions | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	517,651,927
Financing from the Argentine Central Bank and Other Financial Institutions | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Financing from the Argentine Central Bank and Other Financial Institutions | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Financing from the Argentine Central Bank and Other Financial Institutions | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	517,651,927
Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Liabilities	1,061,434,677
Debt Securities | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	1,056,848,014
Debt Securities | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	1,056,848,014
Debt Securities | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Debt Securities | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Subordinated Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Liabilities	271,441,661
Subordinated Debt Securities | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	272,731,218
Subordinated Debt Securities | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Subordinated Debt Securities | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Subordinated Debt Securities | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	272,731,218
Other Financial Liabilities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Liabilities	4,758,917,377
Other Financial Liabilities | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	4,758,917,377
Other Financial Liabilities | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Other Financial Liabilities | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	0
Other Financial Liabilities | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Liabilities at Fair Value	4,758,917,377
Cash and Due from Banks
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	6,161,588,760
Cash and Due from Banks | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	6,161,588,760
Cash and Due from Banks | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	6,161,588,760
Cash and Due from Banks | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0
Cash and Due from Banks | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0
Repurchase Transactions
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	61,100,392
Repurchase Transactions | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	61,100,392
Repurchase Transactions | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	61,100,392
Repurchase Transactions | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0
Repurchase Transactions | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0
Loans and Other Financing
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	16,450,644,932
Loans and Other Financing | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	0	0
Loans and Other Financing | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	33,438,340	26,974,180
Loans and Other Financing | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	0	0
Loans and Other Financing | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	16,915,905,361
Loans and Other Financing | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0
Loans and Other Financing | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	1,638,470,000
Loans and Other Financing | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	15,277,435,361
Others
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	2,053,116,168
Others | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	250,970,927	341,279,478
Others | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	43,211	47,144
Others | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	19,724,965	20,677,139	20,677,139	0
Others | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	2,074,884,556
Others | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	2,042,820,816
Others | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0
Others | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	32,063,740
Other Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	2,055,839,425
Other Debt Securities | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	2,006,110,656	1,512,345,135
Other Debt Securities | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	839,905,003	982,634,164
Other Debt Securities | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	0	2,553,142	$ 2,553,142	$ 0
Other Debt Securities | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	1,831,097,897
Other Debt Securities | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	1,829,517,856
Other Debt Securities | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0
Other Debt Securities | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	1,580,041
Financial Assets Pledged as Collateral
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	1,073,816,651
Financial Assets Pledged as Collateral | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	12,912,024	34,531,438
Financial Assets Pledged as Collateral | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	0	124,991,769
Financial Assets Pledged as Collateral | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Total Assets	0	$ 0
Financial Assets Pledged as Collateral | Fair value
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	1,073,816,651
Financial Assets Pledged as Collateral | Fair value | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	1,073,816,651
Financial Assets Pledged as Collateral | Fair value | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	0
Financial Assets Pledged as Collateral | Fair value | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Financial Assets at Fair Value	$ 0